Trade receivables and unbilled revenue, net	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Trade receivables and unbilled revenue, net

8. Trade receivables and unbilled revenue, net

Trade receivables and unbilled revenue consist of the following:

	As at
	March 31,	March 31,
	2019	2018
Trade receivables and unbilled revenue*	$141,806	$133,673
Less: Allowances for ECL	(1,182)	(564)

Total	$140,624	$133,109

*	As at March 31, 2019, unbilled revenue includes contract assets amounting to $1,457.

The movement in the allowances for ECL is as follows:

	Year ended March 31,
	2019	2018	2017
Balance as at March 31, 2018	$564	—	—
Impact of adoption of IFRS 9	(74)	—	—

Balance at the beginning of the year	490	$1,713	$4,446
Charged to profit or loss	1,171	2,115	777
Write-offs, net of collections	(331)	(1,136)	(2,571)
Reversals	(157)	(2,321)	(664)
Translation adjustment	9	193	(275)

Balance at the end of the year	$1,182	$564	$1,713